Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments Schedule [Abstract]
Short-Term Investments	Short-term investments consisted of the following as of December 31, 2016 and 2017:

	December 31,
	2016	2017
	RMB	RMB	US$
Fixed rate time deposits	277,946	548,890	84,363